Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Operating activities
Net income	$ 74,101	$ 69,178	$ 62,764
Adjustments to reconcile net income to net cash used in operating activities:
Change in reinsurance recoverable	(120)	(149)	3,582
Change in premiums and accounts receivable	2,981	(6,153)	(2,857)
Depreciation and amortization	4,657	4,851	5,855
Change in deferred acquisition costs and value of business acquired	(5,718)	(488)	(2,371)
Change in accrued investment income	1,339	1,298	2,167
Change in insurance policy reserves and expenses	(104,924)	(111,616)	(114,145)
Change in accounts payable and other liabilities	7,348	2,865	1,178
Change in commissions payable	2,732	1,269	360
Amortization of deferred gain on disposal of businesses	(9,092)	5,147	(11,216)
Change in income taxes	14,451	13,526	5,659
Net realized gains on investments	(10,021)	(16,341)	(11,624)
Other	(4,320)	(6,090)	(89)
Net cash used in operating activities	(26,586)	(42,703)	(60,737)
Sales of:
Fixed maturity securities available for sale	266,522	267,664	383,298
Equity securities available for sale	44,448	26,838	55,938
Other invested assets	85,780	28,780	15,557
Maturities, calls, prepayments, and scheduled redemption of:
Fixed maturity securities available for sale	109,789	156,961	124,414
Commercial mortgage loans on real estate	123,293	103,127	136,292
Purchases of:
Fixed maturity securities available for sale	(308,162)	(347,194)	(363,489)
Equity securities available for sale	(64,712)	(55,202)	(64,804)
Commercial mortgage loans on real estate	(43,665)	(40,550)	(68,571)
Other invested assets	(6,677)	(12,223)	(21,713)
Change in short-term investments	(44,634)	353	(22,977)
Change in collateral held under securities lending	42,941	(712)	305
Change in policy loans	1,632	798	341
Net cash provided by investing activities	206,555	128,640	174,591
Financing activities
Dividends paid	(83,000)	(97,000)	(101,000)
Change in obligation under securities lending	(42,941)	712	(305)
Net cash used in financing activities	(125,941)	(96,288)	(101,305)
Cash included in held for sale assets	(1,181)	0	0
Change in cash and cash equivalents	52,847	(10,351)	12,549
Cash and cash equivalents at beginning of period	7,290	17,641	5,092
Cash and cash equivalents at end of period	60,137	7,290	17,641
Supplemental information:
Income taxes paid	$ 26,570	$ 34,917	$ 29,311